DISCONTINUED OPERATIONS - Assets and liabilities of discontinued operations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 19, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
DISCONTINUED OPERATIONS
Total assets of discontinued operations		$ 0		$ 4,566
Total liabilities of discontinued operations		0		1,550
Loss on sale of discontinued operations		$ (1,447)	$ 0
Cryptocurrency mining | Discontinued operations
DISCONTINUED OPERATIONS
Cash and cash equivalents	$ 20			20
Other current assets	4,546			4,546
Total assets of discontinued operations	4,566			4,566
Accrued expenses and other current liabilities	294			294
Amounts due to related parties	1,256			1,256
Total liabilities of discontinued operations	1,550			$ 1,550
Total net assets	3,016
Total consideration received	(1,569)
Loss on sale of discontinued operations	$ 1,447